Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Lease	Future minimum lease payments under the operating lease as of June 30, 2016 are as follows:
For the years ending June 30:
2017	$202,508
2018	208,583
2019	70,038
Total	$481,129